Contract Assets, Net - Schedule of provision for contract assets and allowance for credit losses (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at the beginning of the year	¥ 3,497	$ 549	¥ 3,497	$ 549	¥ 0	¥ 0
Adoption of ASC 326	¥ 2,383	$ 369
Provisions			8,598	1,349	3,497	0
Balance at the end of the year			14,478	2,272	3,497	0
Accounting Standards Update 2016-13 [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Adoption of ASC 326			¥ 2,383	$ 374	¥ 0	¥ 0